CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) [Abstract]
Net Loss	$ (30,940)	$ (53,718)
Other Comprehensive Income (Loss)
Translation Differences	(303)	92
Total Other Comprehensive Income (Loss)	(303)	92
Total Comprehensive Loss	$ (31,243)	$ (53,626)